UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TARGET RETIREMENT FUNDS - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

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       SEMIANNUAL REPORT
       USAA TARGET RETIREMENT FUNDS
       JUNE 30, 2011

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             TARGET RETIREMENT INCOME FUND

             TARGET RETIREMENT 2020 FUND

             TARGET RETIREMENT 2030 FUND

             TARGET RETIREMENT 2040 FUND

             TARGET RETIREMENT 2050 FUND

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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS A REMINDER
THAT SOME OF THE GREATEST INVESTMENT CHALLENGES    [PHOTO OF DANIEL S. McNAMARA]
ARE UNFORESEEN"

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AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Portfolios of Investments                                                 22

    Notes to Portfolios of Investments                                        31

    Financial Statements                                                      32

    Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                               54

ADVISORY AGREEMENT                                                            57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF JOHN P. TOOHEY]                         [PHOTO OF WASIF A. LATIF]

   JOHN P. TOOHEY, CFA                               WASIF A. LATIF
   USAA Investment                                   USAA Investment
   Management Company                                Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE REPORTING PERIOD?

   For the period ended June 30, 2011, the total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                                  LIPPER INDEX
                                                  USAA FUND          AVERAGE
USAA Target Retirement Income Fund                  3.88%             3.50%
USAA Target Retirement 2020 Fund                    4.29%             4.22%
USAA Target Retirement 2030 Fund                    4.84%             4.58%
USAA Target Retirement 2040 Fund                    4.90%             4.75%
USAA Target Retirement 2050 Fund                    4.79%             4.78%

   During the first half of the year, the S&P 500 Index produced a total return of 6.02%, while the Barclays Capital U.S. Aggregate Bond Index returned 2.72%.

   The difference in the returns of the five Target Retirement Funds reflects their unique asset allocations: the further away the target retirement date, the higher each fund's weighting in equities. We structure the Funds in this way since longer-term investors have a

   Refer to pages 8, 10, 12, 14 and 16 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA TARGET RETIREMENT FUNDS

================================================================================

    higher capacity to withstand short-term volatility and more time to benefit from the superior longer-term return potential of the stock market.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE FIRST HALF OF THE YEAR.

    The year began on a positive note for the global financial markets, as improving economic growth and accommodative central bank policies helped fuel investor risk appetites. The result for the markets, through the first four months of the year, was an environment characterized by robust gains in the major equity indices and outperformance for the higher-risk areas of the bond market.

    The investment backdrop turned much more challenging in May and June, however. Evidence of slowing global growth, together with the re-emergence of the European sovereign debt crisis and the looming end of the Federal Reserve's stimulative quantitative easing policy ("QE2"), prompted investors to take a more cautious approach. The result was relative underperformance for the higher-risk areas of both the equity and bond markets during the final two months of the period. Nevertheless, both stocks and bonds finished the full period in positive territory.

    In the U.S. stock market, small-cap stocks edged out large-cap stocks by a narrow margin: 6.21% for the Russell 2000 Index versus the 6.02% return of the S&P 500. U.S. large-caps outpaced developed-market international equities -- as gauged by the 4.98% return of the MSCI EAFE Index -- and emerging-markets equities, as measured by the 0.88% return of the MSCI Emerging Markets Index.

    In the bond market, the best performance came from the non-Treasury "spread sectors" such as investment-grade corporate and high-yield bonds. Returns in these areas, while weak in May and June, were supported by the strong underlying fundamentals of U.S. corporations.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE DURING THE PAST SIX MONTHS?

    The performance of our underlying investments in bond funds added value, as USAA Income Fund, USAA Intermediate-Term Bond Fund, and USAA High-Yield Opportunities Fund all outperformed their respective benchmarks. In our equity allocation, the USAA Income Stock Fund was an outstanding performer at a time in which dividend-paying stocks outpaced the broader markets. On the negative side, two of the Funds' holdings produced weak absolute performance: USAA Emerging Markets Fund and USAA Precious Metals and Minerals Fund. The latter produced a negative return, as gold mining stocks lost ground even as the price of gold increased.

o   PLEASE DISCUSS THE FUNDS' ASSET ALLOCATION.

    Our allocation strategy remained fairly consistent throughout the first half of the year. In the equity portion of the Funds, the continued problems with European government finances prompted us to favor U.S. equities over non-U.S. developed market equities. Within the U.S. market, we continued to favor large-cap stocks over small-cap stocks. We believe large-cap stocks have healthier balance sheets, higher exposure to the faster growth of non-domestic markets, and more attractive valuations than their small-cap counterparts. In the non-U.S. equity allocation, we maintained our weighting in the emerging markets. Although we are watching to determine if developing-country central banks will prove successful in their efforts to rein in inflation without hurting economic growth, we continue to hold a positive long-term outlook on the emerging markets' growth potential. The Funds also hold a small allocation to precious metals stocks in order to improve the Funds' diversification and gain a hedge against the risk of rising inflation.

As interest rates rise, existing bond prices fall. o Precious metals are subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than a fund that diversifies across many industries and companies.

================================================================================

4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    On the fixed income side, the Funds' holdings are allocated in such a way as to diversify the interest rate sensitivity and asset-class exposure of our portfolio.

o   HOW WOULD YOU CHARACTERIZE YOUR OUTLOOK AT THIS STAGE OF THE MARKET CYCLE?

    We retain an optimistic view on the economy, but we are growing more cautious. While this caution has not yet been reflected in any major changes to the Portfolio's allocation, we are carefully watching economic developments to assess if any shifts are appropriate.

    Our increased vigilance reflects the mixed picture we see in the economic outlook. On one hand, corporate earnings are strong, and certain areas of the economy -- such as manufacturing and business investment -- remain healthy. At the same time, however, housing market weakness, rising energy costs, the evolving sovereign debt crisis in Europe, and the end of QE2 all remain important reasons for caution. Stock market valuations are no longer cheap, so the margin for error is smaller than it has been during the bull run of the past two years.

    With this as the backdrop, economic developments will be critical in our assessment of whether it is appropriate to add or reduce risk in the portfolio. We will not be fully confident that growth is on a self-sustaining path until we see a meaningful decrease in unemployment, rising bank lending to the private sector, and corporate earnings growth that is fueled by top-line revenue increases and not just cost-cutting. Developments in these areas will be our guide in the months ahead.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

o   DO YOU HAVE ANY CLOSING THOUGHTS?

    It is easy for investors to become complacent following a period of strong market performance, but this is in fact the time when investors need to become more vigilant. While we maintain a cautiously positive view on the underpinnings of the global financial markets, we will be watching closely to see how the various risk factors evolve as we move through 2011. In this potentially challenging environment, we believe investors will appreciate the Fund's steady approach and extensive portfolio diversification.

    From all of us on the USAA investment team, thank you for your investment in one of our Target Retirement Funds. We are pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)

--------------------------------------------------------------------------------
                                              6/30/11                12/31/10
--------------------------------------------------------------------------------
Net Assets                                $244.6 Million          $189.4 Million
Net Asset Value Per Share                     $11.26                  $10.98

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
   12/31/10 to 6/30/11              1 Year            Since Inception 7/31/08
         3.88%                      13.89%                     7.86%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement   0.64%                  After Reimbursement      0.57%

              (Including acquired fund fees and expenses of 0.52%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES UP TO 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA TARGET RETIREMENT      BARCLAYS CAPITAL U.S.
                     INCOME FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008            $10,000.00                 $10,000.00            $10,000.00
 8/31/2008             10,000.00                  10,094.91             10,144.65
 9/30/2008              9,580.62                   9,959.32              9,240.68
10/31/2008              8,617.54                   9,724.23              7,688.73
11/30/2008              8,416.90                  10,040.76              7,137.03
12/31/2008              8,598.81                  10,415.37              7,212.97
 1/31/2009              8,303.36                  10,323.47              6,605.01
 2/28/2009              7,997.71                  10,284.50              5,901.73
 3/31/2009              8,347.98                  10,427.47              6,418.69
 4/30/2009              8,768.46                  10,477.33              7,033.02
 5/31/2009              9,301.74                  10,553.32              7,426.40
 6/30/2009              9,397.12                  10,613.35              7,441.13
 7/31/2009              9,852.49                  10,784.54              8,003.95
 8/31/2009             10,090.52                  10,896.20              8,292.93
 9/30/2009             10,395.82                  11,010.66              8,602.38
10/31/2009             10,427.13                  11,065.03              8,442.58
11/30/2009             10,677.64                  11,208.28              8,948.99
12/31/2009             10,752.00                  11,033.08              9,121.85
 1/31/2010             10,773.15                  11,201.62              8,793.70
 2/28/2010             10,889.44                  11,243.45              9,066.10
 3/31/2010             11,150.65                  11,229.63              9,613.20
 4/30/2010             11,299.60                  11,346.52              9,764.97
 5/31/2010             11,001.69                  11,442.00              8,985.23
 6/30/2010             10,949.60                  11,621.43              8,514.87
 7/31/2010             11,282.06                  11,745.42              9,111.44
 8/31/2010             11,239.16                  11,896.55              8,700.12
 9/30/2010             11,658.40                  11,909.23              9,476.55
10/31/2010             11,852.89                  11,951.63              9,837.13
11/30/2010             11,809.67                  11,882.94              9,838.39
12/31/2010             12,004.53                  11,754.80             10,495.91
 1/31/2011             12,070.13                  11,768.48             10,744.67
 2/28/2011             12,223.19                  11,797.92             11,112.78
 3/31/2011             12,293.52                  11,804.44             11,117.20
 4/30/2011             12,557.66                  11,954.28             11,446.44
 5/31/2011             12,568.67                  12,110.29             11,316.87
 6/30/2011             12,470.03                  12,074.83             11,128.23

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

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8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)

--------------------------------------------------------------------------------
                                              6/30/11                12/31/10
--------------------------------------------------------------------------------
Net Assets                                $459.0 Million          $362.9 Million
Net Asset Value Per Share                     $11.92                   $11.43

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
   12/31/10 to 6/30/11             1 Year             Since Inception 7/31/08
        4.29%                      17.34%                      9.04%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement      0.65%              After Reimbursement      0.62%

              (Including acquired fund fees and expenses of 0.57%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES UP TO 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA TARGET RETIREMENT     BARCLAYS CAPITAL U.S.
                       2020 FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008            $10,000.00                 $10,000.00            $10,000.00
 8/31/2008             10,000.00                  10,094.91             10,144.65
 9/30/2008              9,490.00                   9,959.32              9,240.68
10/31/2008              8,360.00                   9,724.23              7,688.73
11/30/2008              8,210.00                  10,040.76              7,137.03
12/31/2008              8,505.09                  10,415.37              7,212.97
 1/31/2009              8,077.29                  10,323.47              6,605.01
 2/28/2009              7,618.93                  10,284.50              5,901.73
 3/31/2009              8,067.10                  10,427.47              6,418.69
 4/30/2009              8,637.50                  10,477.33              7,033.02
 5/31/2009              9,228.27                  10,553.32              7,426.40
 6/30/2009              9,309.76                  10,613.35              7,441.13
 7/31/2009              9,849.60                  10,784.54              8,003.95
 8/31/2009             10,094.06                  10,896.20              8,292.93
 9/30/2009             10,470.93                  11,010.66              8,602.38
10/31/2009             10,470.93                  11,065.03              8,442.58
11/30/2009             10,776.50                  11,208.28              8,948.99
12/31/2009             10,896.68                  11,033.08              9,121.85
 1/31/2010             10,844.19                  11,201.62              8,793.70
 2/28/2010             10,991.16                  11,243.45              9,066.10
 3/31/2010             11,337.59                  11,229.63              9,613.20
 4/30/2010             11,516.05                  11,346.52              9,764.97
 5/31/2010             11,075.14                  11,442.00              8,985.23
 6/30/2010             10,970.17                  11,621.43              8,514.87
 7/31/2010             11,379.58                  11,745.42              9,111.44
 8/31/2010             11,274.60                  11,896.55              8,700.12
 9/30/2010             11,820.48                  11,909.23              9,476.55
10/31/2010             12,072.43                  11,951.63              9,837.13
11/30/2010             12,019.94                  11,882.94              9,838.39
12/31/2010             12,343.67                  11,754.80             10,495.91
 1/31/2011             12,419.26                  11,768.48             10,744.67
 2/28/2011             12,624.45                  11,797.92             11,112.78
 3/31/2011             12,710.85                  11,804.44             11,117.20
 4/30/2011             13,034.83                  11,954.28             11,446.44
 5/31/2011             12,991.63                  12,110.29             11,316.87
 6/30/2011             12,872.84                  12,074.83             11,128.23

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)

--------------------------------------------------------------------------------
                                             6/30/11                 12/31/10
--------------------------------------------------------------------------------
Net Assets                               $689.6 Million           $528.2 Million
Net Asset Value Per Share                    $11.92                   $11.37

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
   12/31/10 to 6/30/11             1 Year             Since Inception 7/31/08
         4.84%                     22.74%                      8.62%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement      0.72%              After Reimbursement      0.70%

              (Including acquired fund fees and expenses of 0.65%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES UP TO 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA TARGET RETIREMENT     BARCLAYS CAPITAL U.S.
                       2030 FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008            $10,000.00                 $10,000.00            $10,000.00
 8/31/2008              9,990.00                  10,094.91             10,144.65
 9/30/2008              9,250.00                   9,959.32              9,240.68
10/31/2008              7,970.00                   9,724.23              7,688.73
11/30/2008              7,690.00                  10,040.76              7,137.03
12/31/2008              7,993.85                  10,415.37              7,212.97
 1/31/2009              7,555.97                  10,323.47              6,605.01
 2/28/2009              7,097.72                  10,284.50              5,901.73
 3/31/2009              7,525.42                  10,427.47              6,418.69
 4/30/2009              8,105.86                  10,477.33              7,033.02
 5/31/2009              8,696.49                  10,553.32              7,426.40
 6/30/2009              8,757.59                  10,613.35              7,441.13
 7/31/2009              9,348.22                  10,784.54              8,003.95
 8/31/2009              9,612.98                  10,896.20              8,292.93
 9/30/2009             10,030.50                  11,010.66              8,602.38
10/31/2009              9,969.40                  11,065.03              8,442.58
11/30/2009             10,335.99                  11,208.28              8,948.99
12/31/2009             10,526.60                  11,033.08              9,121.85
 1/31/2010             10,349.42                  11,201.62              8,793.70
 2/28/2010             10,526.60                  11,243.45              9,066.10
 3/31/2010             10,995.61                  11,229.63              9,613.20
 4/30/2010             11,172.79                  11,346.52              9,764.97
 5/31/2010             10,557.87                  11,442.00              8,985.23
 6/30/2010             10,370.27                  11,621.43              8,514.87
 7/31/2010             10,891.39                  11,745.42              9,111.44
 8/31/2010             10,682.94                  11,896.55              8,700.12
 9/30/2010             11,422.93                  11,909.23              9,476.55
10/31/2010             11,735.60                  11,951.63              9,837.13
11/30/2010             11,673.06                  11,882.94              9,838.39
12/31/2010             12,141.60                  11,754.80             10,495.91
 1/31/2011             12,216.35                  11,768.48             10,744.67
 2/28/2011             12,472.64                  11,797.92             11,112.78
 3/31/2011             12,579.43                  11,804.44             11,117.20
 4/30/2011             12,995.89                  11,954.28             11,446.44
 5/31/2011             12,878.43                  12,110.29             11,316.87
 6/30/2011             12,728.93                  12,074.83             11,128.23

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)

--------------------------------------------------------------------------------
                                              6/30/11                12/31/10
--------------------------------------------------------------------------------
Net Assets                                $675.1 Million          $501.7 Million
Net Asset Value Per Share                     $11.55                  $11.01

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
   12/31/10 to 6/30/11             1 Year             Since Inception 7/31/08
        4.90%                      27.35%                      6.95%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement      0.79%             After Reimbursement      0.77%

              (Including acquired fund fees and expenses of 0.72%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES UP TO 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA TARGET RETIREMENT     BARCLAYS CAPITAL U.S.
                       2040 FUND            AGGREGATE BOND INDEX     S&P 500 INDEX
 7/31/2008            $10,000.00                 $10,000.00            $10,000.00
 8/31/2008              9,990.00                  10,094.91             10,144.65
 9/30/2008              9,110.00                   9,959.32              9,240.68
10/31/2008              7,610.00                   9,724.23              7,688.73
11/30/2008              7,160.00                  10,040.76              7,137.03
12/31/2008              7,494.90                  10,415.37              7,212.97
 1/31/2009              7,016.93                  10,323.47              6,605.01
 2/28/2009              6,508.46                  10,284.50              5,901.73
 3/31/2009              6,966.09                  10,427.47              6,418.69
 4/30/2009              7,545.75                  10,477.33              7,033.02
 5/31/2009              8,115.24                  10,553.32              7,426.40
 6/30/2009              8,115.24                  10,613.35              7,441.13
 7/31/2009              8,755.91                  10,784.54              8,003.95
 8/31/2009              8,999.98                  10,896.20              8,292.93
 9/30/2009              9,437.27                  11,010.66              8,602.38
10/31/2009              9,294.89                  11,065.03              8,442.58
11/30/2009              9,722.01                  11,208.28              8,948.99
12/31/2009              9,946.22                  11,033.08              9,121.85
 1/31/2010              9,656.12                  11,201.62              8,793.70
 2/28/2010              9,863.34                  11,243.45              9,066.10
 3/31/2010             10,402.09                  11,229.63              9,613.20
 4/30/2010             10,567.86                  11,346.52              9,764.97
 5/31/2010              9,821.89                  11,442.00              8,985.23
 6/30/2010              9,552.52                  11,621.43              8,514.87
 7/31/2010             10,143.07                  11,745.42              9,111.44
 8/31/2010              9,832.25                  11,896.55              8,700.12
 9/30/2010             10,702.55                  11,909.23              9,476.55
10/31/2010             11,054.81                  11,951.63              9,837.13
11/30/2010             10,982.29                  11,882.94              9,838.39
12/31/2010             11,596.80                  11,754.80             10,495.91
 1/31/2011             11,638.93                  11,768.48             10,744.67
 2/28/2011             11,944.39                  11,797.92             11,112.78
 3/31/2011             12,060.25                  11,804.44             11,117.20
 4/30/2011             12,523.70                  11,954.28             11,446.44
 5/31/2011             12,344.64                  12,110.29             11,316.87
 6/30/2011             12,165.58                  12,074.83             11,128.23

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)

--------------------------------------------------------------------------------
                                            6/30/11                  12/31/10
--------------------------------------------------------------------------------
Net Assets                              $290.5 Million            $203.7 Million
Net Asset Value Per Share                    $11.16                   $10.65

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
   12/31/10 to 6/30/11             1 Year             Since Inception 7/31/08
         4.79%                     30.36%                      5.14%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement      0.89%              After Reimbursement      0.81%

              (Including acquired fund fees and expenses of 0.76%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES UP TO 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
               AGGREGATE BOND INDEX            2050 FUND            S&P 500 INDEX
 7/31/2008          $10,000.00                 $10,000.00             $10,000.00
 8/31/2008           10,094.91                   9,960.00              10,144.65
 9/30/2008            9,959.32                   8,970.00               9,240.68
10/31/2008            9,724.23                   7,330.00               7,688.73
11/30/2008           10,040.76                   6,810.00               7,137.03
12/31/2008           10,415.37                   7,180.05               7,212.97
 1/31/2009           10,323.47                   6,611.33               6,605.01
 2/28/2009           10,284.50                   6,042.61               5,901.73
 3/31/2009           10,427.47                   6,550.40               6,418.69
 4/30/2009           10,477.33                   7,129.27               7,033.02
 5/31/2009           10,553.32                   7,677.67               7,426.40
 6/30/2009           10,613.35                   7,616.74               7,441.13
 7/31/2009           10,784.54                   8,276.86               8,003.95
 8/31/2009           10,896.20                   8,510.44               8,292.93
 9/30/2009           11,010.66                   8,936.98               8,602.38
10/31/2009           11,065.03                   8,733.86               8,442.58
11/30/2009           11,208.28                   9,211.18               8,948.99
12/31/2009           11,033.08                   9,466.36               9,121.85
 1/31/2010           11,201.62                   9,065.51               8,793.70
 2/28/2010           11,243.45                   9,301.91               9,066.10
 3/31/2010           11,229.63                   9,877.50               9,613.20
 4/30/2010           11,346.52                  10,021.39               9,764.97
 5/31/2010           11,442.00                   9,209.40               8,985.23
 6/30/2010           11,621.43                   8,880.50               8,514.87
 7/31/2010           11,745.42                   9,507.48               9,111.44
 8/31/2010           11,896.55                   9,137.46               8,700.12
 9/30/2010           11,909.23                  10,083.06               9,476.55
10/31/2010           11,951.63                  10,442.81               9,837.13
11/30/2010           11,882.94                  10,381.14               9,838.39
12/31/2010           11,754.80                  11,047.20              10,495.91
 1/31/2011           11,768.48                  11,078.32              10,744.67
 2/28/2011           11,797.92                  11,379.14              11,112.78
 3/31/2011           11,804.44                  11,503.61              11,117.20
 4/30/2011           11,954.28                  11,980.77              11,446.44
 5/31/2011           12,110.29                  11,762.94              11,316.87
 6/30/2011           12,074.83                  11,576.22              11,128.23

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                                  AS OF 6/30/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .......................................................   2.8%
Emerging Markets  .......................................................   3.9%
Growth ..................................................................   3.2%
Income Stock ............................................................   3.0%
International ...........................................................   7.7%
Precious Metals and Minerals ............................................   1.6%
Real Return Fund ........................................................   2.0%
S&P 500 Index ...........................................................   3.0%
Small Cap Stock .........................................................   2.8%
Value ...................................................................   3.0%
  Total Equity ..........................................................  33.0%
Income ..................................................................  26.5%
Intermediate-Term Bond ..................................................  19.9%
Short-Term Bond .........................................................  20.2%
  Total Fixed-Income ....................................................  66.6%
CASH:
Money Market Instruments ................................................   0.6%

                          ASSET ALLOCATION -- 6/30/2011

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                               66.6%
EQUITY                                                                     33.0%
CASH                                                                        0.6%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                                  AS OF 6/30/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .......................................................   3.7%
Emerging Markets ........................................................   5.2%
Growth ..................................................................   4.3%
Income Stock ............................................................   4.0%
International ...........................................................  10.2%
Precious Metals and Minerals ............................................   2.1%
Real Return .............................................................   2.0%
S&P 500 Index ...........................................................   3.9%
Small Cap Stock .........................................................   3.8%
Value ...................................................................   4.0%
  Total Equity ..........................................................  43.2%
High-Yield Opportunities ................................................   7.8%
Income ..................................................................  18.7%
Intermediate-Term Bond ..................................................  14.3%
Short-Term Bond .........................................................  14.6%
  Total Fixed-Income ....................................................  55.4%
CASH:
Money Market Instruments ................................................   1.2%

                          ASSET ALLOCATION -- 6/30/2011

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                               55.4%
EQUITY                                                                     43.2%
CASH                                                                        1.2%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                                  AS OF 6/30/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .......................................................   5.6%
Emerging Markets ........................................................   7.7%
Growth ..................................................................   6.4%
Income Stock ............................................................   6.0%
International ...........................................................  15.3%
Precious Metals and Minerals ............................................   3.2%
Real Return .............................................................   2.0%
S&P 500 Index ...........................................................   6.0%
Small Cap Stock .........................................................   5.6%
Value ...................................................................   6.0%
  Total Equity ..........................................................  63.8%
High-Yield Opportunities ................................................   7.9%
Income ..................................................................  16.2%
Intermediate-Term Bond ..................................................  10.9%
  Total Fixed-Income ....................................................  35.0%
CASH:
Money Market Instruments ................................................   1.1%

                          ASSET ALLOCATION -- 6/30/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                     63.8%
FIXED INCOME                                                               35.0%
CASH                                                                        1.1%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                                  AS OF 6/30/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .......................................................   7.3%
Emerging Markets ........................................................  10.3%
Growth ..................................................................   8.4%
Income Stock ............................................................   7.8%
International ...........................................................  20.2%
Precious Metals and Minerals ............................................   3.2%
Real Return .............................................................   2.0%
S&P 500 Index ...........................................................   7.8%
Small Cap Stock .........................................................   7.5%
Value ...................................................................   7.8%
  Total Equity ..........................................................  82.3%
High-Yield Opportunities ................................................   7.9%
Income ..................................................................   6.9%
  Total Fixed-Income ....................................................  14.8%
CASH:
Money Market Instruments ................................................   2.9%

                          ASSET ALLOCATION -- 6/30/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                     82.3%
FIXED INCOME                                                               14.8%
CASH                                                                        2.9%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                                  AS OF 6/30/11

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .......................................................   8.6%
Emerging Markets ........................................................  12.2%
Growth ..................................................................   9.9%
Income Stock ............................................................   9.2%
International ...........................................................  24.1%
Precious Metals and Minerals ............................................   3.9%
S&P 500 Index ...........................................................   8.2%
Small Cap Stock .........................................................   8.8%
Value ...................................................................   9.2%
  Total Equity ..........................................................  94.1%
CASH:
Money Market Instruments ................................................   5.8%

                          ASSET ALLOCATION -- 6/30/2011

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                     94.1%
CASH                                                                        5.8%

                                 [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (33.0%)
  192,873    USAA Aggressive Growth Fund                                                           $  6,760
  451,664    USAA Emerging Markets Fund                                                               9,589
  508,812    USAA Growth Fund                                                                         7,861
  562,469    USAA Income Stock Fund                                                                   7,256
  728,238    USAA International Fund                                                                 18,920
   99,596    USAA Precious Metals and Minerals Fund                                                   3,899
  478,105    USAA Real Return Fund                                                                    4,896
  366,703    USAA S&P 500 Index Fund                                                                  7,250
  474,856    USAA Small Cap Stock Fund                                                                6,971
  503,272    USAA Value Fund                                                                          7,262
                                                                                                   --------
             Total Equity Mutual Funds (cost: $65,010)                                               80,664
                                                                                                   --------
             FIXED-INCOME MUTUAL FUNDS (66.6%)
5,025,079    USAA Income Fund                                                                        64,824
4,636,052    USAA Intermediate-Term Bond Fund                                                        48,725
5,375,010    USAA Short-Term Bond Fund                                                               49,396
                                                                                                   --------
             Total Fixed-income Mutual Funds (cost: $154,837)                                       162,945
                                                                                                   --------
             MONEY MARKET INSTRUMENTS (0.6%)

             MONEY MARKET FUNDS (0.6%)
1,406,305    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $1,406)                  1,406
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $221,253)                                                    $245,015
                                                                                                   ========

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $ 80,664                    $-                 $-      $ 80,664
Fixed-Income Mutual Funds                    162,945                     -                  -       162,945
Money Market Instruments:
  Money Market Funds                           1,406                     -                  -         1,406
-----------------------------------------------------------------------------------------------------------
Total                                       $245,015                    $-                 $-      $245,015
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

USAA TARGET RETIREMENT 2020 FUND

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (43.2%)
  489,566    USAA Aggressive Growth Fund                                                           $ 17,159
1,114,867    USAA Emerging Markets Fund                                                              23,669
1,284,607    USAA Growth Fund                                                                        19,847
1,423,643    USAA Income Stock Fund                                                                  18,365
1,797,818    USAA International Fund                                                                 46,707
  246,437    USAA Precious Metals and Minerals Fund                                                   9,648
  885,905    USAA Real Return Fund                                                                    9,072
  928,133    USAA S&P 500 Index Fund                                                                 18,349
1,175,198    USAA Small Cap Stock Fund                                                               17,252
1,273,818    USAA Value Fund                                                                         18,381
                                                                                                   --------
             Total Equity Mutual Funds (cost: $156,264)                                             198,449
                                                                                                   --------
             FIXED-INCOME MUTUAL FUNDS (55.4%)
4,203,305    USAA High-Yield Opportunities Fund                                                      36,022
6,651,436    USAA Income Fund                                                                        85,803
6,217,408    USAA Intermediate-Term Bond Fund                                                        65,345
7,279,948    USAA Short-Term Bond Fund                                                               66,903
                                                                                                   --------
             Total Fixed-income Mutual Funds (cost: $236,195)                                       254,073
                                                                                                   --------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
5,698,564    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $5,699)                  5,699
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $398,158)                                                    $458,221
                                                                                                   ========

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $198,449                    $-                 $-      $198,449
Fixed-Income Mutual Funds                    254,073                     -                  -       254,073
Money Market Instruments:
  Money Market Funds                           5,699                     -                  -         5,699
-----------------------------------------------------------------------------------------------------------
Total                                       $458,221                    $-                 $-      $458,221
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

USAA TARGET RETIREMENT 2030 FUND

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (63.8%)
1,096,691    USAA Aggressive Growth Fund                                                           $ 38,439
2,520,326    USAA Emerging Markets Fund                                                              53,507
2,880,985    USAA Growth Fund                                                                        44,511
3,188,249    USAA Income Stock Fund                                                                  41,128
4,068,034    USAA International Fund                                                                105,688
  555,837    USAA Precious Metals and Minerals Fund                                                  21,761
1,334,203    USAA Real Return Fund                                                                   13,662
2,078,574    USAA S&P 500 Index Fund                                                                 41,093
2,649,941    USAA Small Cap Stock Fund                                                               38,901
2,852,715    USAA Value Fund                                                                         41,165
                                                                                                   --------
             Total Equity Mutual Funds (cost: $353,737)                                             439,855
                                                                                                   --------
             FIXED-INCOME MUTUAL FUNDS (35.0%)
6,330,341    USAA High-Yield Opportunities Fund                                                      54,251
8,653,421    USAA Income Fund                                                                       111,629
7,190,670    USAA Intermediate-Term Bond Fund                                                        75,574
                                                                                                   --------
             Total Fixed-income Mutual Funds (cost: $220,729)                                       241,454
                                                                                                   --------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
7,427,861    State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $7,428)                  7,428
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $581,894)                                                    $688,737
                                                                                                   ========

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $439,855                    $-                 $-      $439,855
Fixed-Income Mutual Funds                    241,454                     -                  -       241,454
Money Market Instruments:
  Money Market Funds                           7,428                     -                  -         7,428
-----------------------------------------------------------------------------------------------------------
Total                                       $688,737                    $-                 $-      $688,737
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

USAA TARGET RETIREMENT 2040 FUND

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (82.3%)
 1,399,206   USAA Aggressive Growth Fund                                                           $ 49,042
 3,276,356   USAA Emerging Markets Fund                                                              69,557
 3,685,144   USAA Growth Fund                                                                        56,936
 4,076,858   USAA Income Stock Fund                                                                  52,591
 5,272,611   USAA International Fund                                                                136,982
   548,737   USAA Precious Metals and Minerals Fund                                                  21,483
 1,300,458   USAA Real Return Fund                                                                   13,317
 2,657,906   USAA S&P 500 Index Fund                                                                 52,547
 3,445,047   USAA Small Cap Stock Fund                                                               50,573
 3,647,818   USAA Value Fund                                                                         52,638
                                                                                                   --------
             Total Equity Mutual Funds (cost: $450,506)                                             555,666
                                                                                                   --------
             FIXED-INCOME MUTUAL FUNDS (14.8%)
 6,170,375   USAA High-Yield Opportunities Fund                                                      52,880
 3,629,340   USAA Income Fund                                                                        46,819
                                                                                                   --------
             Total Fixed-income Mutual Funds (cost: $89,912)                                         99,699
                                                                                                   --------
             MONEY MARKET INSTRUMENTS (2.9%)

             MONEY MARKET FUNDS (2.9%)
19,435,864   State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $19,436)                19,436
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $559,854)                                                    $674,801
                                                                                                   ========

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $555,666                    $-                 $-      $555,666
Fixed-Income Mutual Funds                     99,699                     -                  -        99,699
Money Market Instruments:
  Money Market Funds                          19,436                     -                  -        19,436
-----------------------------------------------------------------------------------------------------------
Total                                       $674,801                    $-                 $-      $674,801
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

USAA TARGET RETIREMENT 2050 FUND

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (94.1%)
   710,065   USAA Aggressive Growth Fund                                                           $ 24,888
 1,663,196   USAA Emerging Markets Fund                                                              35,310
 1,869,632   USAA Growth Fund                                                                        28,886
 2,069,704   USAA Income Stock Fund                                                                  26,699
 2,690,857   USAA International Fund                                                                 69,908
   292,324   USAA Precious Metals and Minerals Fund                                                  11,445
 1,201,866   USAA S&P 500 Index Fund                                                                 23,761
 1,750,432   USAA Small Cap Stock Fund                                                               25,696
 1,851,897   USAA Value Fund                                                                         26,723
                                                                                                   --------
             Total Equity Mutual Funds (cost: $223,237)                                             273,316
                                                                                                   --------
             MONEY MARKET INSTRUMENTS (5.8%)

             MONEY MARKET FUNDS (5.8%)
16,853,088   State Street Institutional Liquid Reserve Fund, 0.15%(a) (cost: $16,853)                16,853
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $240,090)                                                    $290,169
                                                                                                   ========

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $273,316                    $-                 $-      $273,316
Money Market Instruments:
  Money Market Funds                          16,853                     -                  -        16,853
-----------------------------------------------------------------------------------------------------------
Total                                       $290,169                    $-                 $-      $290,169
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

---------------------------------------------------------------------------------------

                                                                 USAA TARGET RETIREMENT
---------------------------------------------------------------------------------------
                                                                            INCOME FUND
---------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $219,847,
    $392,459, $574,466, $540,418, and $223,237, respectively)                  $243,609
  Investments in other securities, at value (cost of $1,406, $5,699,
    $7,428, $19,436, and $16,853, respectively)                                   1,406
  Cash                                                                                -
  Receivables:
    Capital shares sold                                                             393
    USAA Investment Management Company (Note 5C)                                     25
    Dividends from affiliated underlying funds                                      348
    Interest                                                                          -
    Securities sold                                                                   -
                                                                               --------
      Total assets                                                              245,781
                                                                               --------
LIABILITIES
  Payables:
    Securities purchased                                                            545
    Capital shares redeemed                                                         231
    Bank overdraft                                                                  360
  Other accrued expenses and payables                                                29
                                                                               --------
      Total liabilities                                                           1,165
                                                                               --------
        Net assets applicable to capital shares outstanding                    $244,616
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $221,919
  Accumulated undistributed net investment income                                   353
  Accumulated net realized loss on investments                                   (1,418)
  Net unrealized appreciation of investments                                     23,762
                                                                               --------
        Net assets applicable to capital shares outstanding                    $244,616
                                                                               ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                     21,715
                                                                               ========
  Net asset value, redemption price, and offering price per share              $  11.26
                                                                               ========

See accompanying notes to financial statements.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND                2030 FUND               2040 FUND            2050 FUND
-------------------------------------------------------------------------------
 $452,522                 $681,309                $655,365             $273,316

    5,699                    7,428                  19,436               16,853
      229                      862                     390                  207

      643                      919                     908                  386
       21                       23                      22                   29
      475                      342                       -                    -
        1                        1                       2                    2
      116                        -                       -                    -
-------------------------------------------------------------------------------
  459,706                  690,884                 676,123              290,793
-------------------------------------------------------------------------------

      475                      748                     591                  178
      234                      465                     382                  116
        -                        -                       -                    -
       43                       41                      45                   32
-------------------------------------------------------------------------------
      752                    1,254                   1,018                  326
-------------------------------------------------------------------------------
 $458,954                 $689,630                $675,105             $290,467
===============================================================================

 $397,303                 $581,091                $560,529             $242,247
    5,917                    6,645                   3,607                  385
   (4,329)                  (4,949)                 (3,978)              (2,244)
   60,063                  106,843                 114,947               50,079
-------------------------------------------------------------------------------
 $458,954                 $689,630                $675,105             $290,467
===============================================================================

   38,506                   57,861                  58,455               26,018
===============================================================================
 $  11.92                 $  11.92                $  11.55             $  11.16
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------------

                                                                USAA TARGET RETIREMENT
--------------------------------------------------------------------------------------
                                                                           INCOME FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                         $3,327
  Interest                                                                           2
                                                                                ------
      Total income                                                               3,329
                                                                                ------
EXPENSES
  Custody and accounting fees                                                       17
  Postage                                                                            4
  Shareholder reporting fees                                                         2
  Trustees' fees                                                                     7
  Registration fees                                                                 30
  Professional fees                                                                 24
  Other                                                                              7
                                                                                ------
      Total expenses                                                                91
  Expenses reimbursed                                                              (71)
                                                                                ------
      Net expenses                                                                  20
                                                                                ------
NET INVESTMENT INCOME                                                            3,309
                                                                                ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sales of affiliated underlying funds                  27
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                                  4,971
                                                                                ------
      Net realized and unrealized gain                                           4,998
                                                                                ------
  Increase in net assets resulting from operations                              $8,307
                                                                                ======

See accompanying notes to financial statements.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND             2030 FUND              2040 FUND                2050 FUND
-------------------------------------------------------------------------------
  $ 5,921               $ 6,671                $ 3,650                  $   396
        4                     8                     12                       13
-------------------------------------------------------------------------------
    5,925                 6,679                  3,662                      409
-------------------------------------------------------------------------------

       18                    18                     17                       15
       10                    20                     25                       12
        5                    12                     14                        6
        7                     7                      7                        7
       40                    52                     45                       33
       27                    30                     30                       25
        7                     8                      8                        7
-------------------------------------------------------------------------------
      114                   147                    146                      105
      (76)                  (91)                   (91)                     (81)
-------------------------------------------------------------------------------
       38                    56                     55                       24
-------------------------------------------------------------------------------
    5,887                 6,623                  3,607                      385
-------------------------------------------------------------------------------

      101                   108                   (232)                    (244)

   11,150                21,248                 24,078                   11,088
-------------------------------------------------------------------------------
   11,251                21,356                 23,846                   10,844
-------------------------------------------------------------------------------
  $17,138               $27,979                $27,453                  $11,229
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and year ended
December 31, 2010

-----------------------------------------------------------------------------------------

                                                                   USAA TARGET RETIREMENT
                                                                   ----------------------
                                                                         INCOME FUND
                                                                   ----------------------
                                                                   6/30/2011   12/31/2010
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  3,309     $  5,062
  Net realized gain (loss) on sales of affiliated underlying funds        27         (206)
  Net realized gain on capital gain distributions
    from affiliated underlying funds                                       -          246
  Change in net unrealized appreciation/depreciation
    of affiliated underlying funds                                     4,971       10,433
                                                                    ---------------------
    Increase in net assets resulting from operations                   8,307       15,535
                                                                    ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (2,979)      (5,056)
  Net realized gains                                                       -         (188)
                                                                    ---------------------
    Distributions to shareholders                                     (2,979)      (5,244)
                                                                    ---------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           79,721      131,256
  Reinvested dividends                                                 2,949        5,122
  Cost of shares redeemed                                            (32,765)     (48,135)
                                                                    ---------------------
    Increase in net assets from capital share transactions            49,905       88,243
                                                                    ---------------------
  Capital contribution from USAA Transfer Agency Company                   -            -
                                                                    ---------------------
  Net increase in net assets                                          55,233       98,534

NET ASSETS
  Beginning of period                                                189,383       90,849
                                                                    ---------------------
  End of period                                                     $244,616     $189,383
                                                                    =====================
Accumulated undistributed net investment income:
  End of period                                                     $    353     $     23
                                                                    =====================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          7,135       12,389
  Shares issued for dividends reinvested                                 264          478
  Shares redeemed                                                     (2,925)      (4,560)
                                                                    ---------------------
    Increase in shares outstanding                                     4,474        8,307
                                                                    =====================

See accompanying notes to financial statements.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                       USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------------
      2020 FUND                2030 FUND              2040 FUND              2050 FUND
----------------------------------------------------------------------------------------------
6/30/2011   12/31/2010   6/30/2011  12/31/2010   6/30/2011  12/31/2010  6/30/2011   12/31/2010
----------------------------------------------------------------------------------------------
 $  5,887     $  9,634    $  6,623    $ 11,744    $  3,607    $  8,011   $    385     $  1,846
      101         (368)        108        (952)       (232)     (1,171)      (244)        (829)

        -          625           -       1,356           -       1,700          -          811

   11,150       24,953      21,248      47,366      24,078      53,373     11,088       23,870
----------------------------------------------------------------------------------------------
   17,138       34,844      27,979      59,514      27,453      61,913     11,229       25,698
----------------------------------------------------------------------------------------------

        -       (9,624)          -     (11,745)          -      (8,011)         -       (1,846)
        -         (409)          -        (815)          -        (123)         -            -
----------------------------------------------------------------------------------------------
        -      (10,033)          -     (12,560)          -      (8,134)         -       (1,846)
----------------------------------------------------------------------------------------------

  128,772      210,822     188,177     292,548     193,858     269,244     95,417      118,234
        -       10,023           2      12,560           1       8,134          -        1,845
  (49,890)     (62,392)    (54,680)    (80,155)    (47,860)    (63,726)   (19,913)     (28,652)
----------------------------------------------------------------------------------------------
   78,882      158,453     133,499     224,953     145,999     213,652     75,504       91,427
----------------------------------------------------------------------------------------------
        -           10           -           9           -           9          -            2
----------------------------------------------------------------------------------------------
   96,020      183,274     161,478     271,916     173,452     267,440     86,733      115,281

  362,934      179,660     528,152     256,236     501,653     234,213    203,734       88,453
----------------------------------------------------------------------------------------------
 $458,954     $362,934    $689,630    $528,152    $675,105    $501,653   $290,467     $203,734
==============================================================================================

 $  5,917     $     30    $  6,645    $     22    $  3,607    $      -   $    385     $      -
==============================================================================================

   11,001       19,289      16,095      27,509      17,093      26,781      8,704       12,356
        -          877           -       1,104           -         738          -          173
   (4,250)      (5,715)     (4,674)     (7,555)     (4,218)     (6,326)    (1,812)      (3,007)
----------------------------------------------------------------------------------------------
    6,751       14,451      11,421      21,058      12,875      21,193      6,892        9,522
==============================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs)

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

       are valued at their net asset value (NAV) at the end of each business day.

   2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the six-month period ended June 30, 2011, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations. For the six-month period ended June 30, 2011, custodian and other bank credits increased each of the Fund's investment income by less than $500.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

fees to the total fees paid to CAPCO by all USAA funds are as follows (in thousands):

                              TARGET     TARGET     TARGET     TARGET     TARGET
                              INCOME      2020       2030       2040       2050
--------------------------------------------------------------------------------
Fees paid                       $-*        $1         $1         $1         $-*
% of total fees                0.4%       0.8%       1.2%       1.2%       0.5%

* Represents less than $500

The Funds had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2011, the Funds did not incur any income tax, interest, or penalties. As of June 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were as follows (in thousands):

                                   TARGET     TARGET     TARGET     TARGET     TARGET
                                   INCOME      2020       2030       2040       2050
-------------------------------------------------------------------------------------
Cost of purchases                 $60,666    $111,261   $183,178   $185,003   $84,274
Proceeds from sales/maturities      9,930      28,799     43,186     44,418    13,394

As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

As of June 30, 2011, gross unrealized appreciation and depreciation of investments and resulting net appreciation were as follows (in thousands):

                                   TARGET     TARGET     TARGET     TARGET     TARGET
                                   INCOME      2020       2030       2040       2050
-------------------------------------------------------------------------------------
Unrealized appreciation           $23,762    $60,063    $106,843   $114,947   $50,079
Unrealized depreciation                 -          -           -          -         -
-------------------------------------------------------------------------------------
Net                               $23,762    $60,063    $106,843   $114,947   $50,079
-------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees for from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    certain compliance and legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the six-month period ended June 30, 2011, were as follows (in thousands):

                                    TARGET    TARGET    TARGET   TARGET   TARGET
                                    INCOME     2020      2030     2040     2050
--------------------------------------------------------------------------------
Compliance and legal services         $3        $6        $9       $9       $4

C. EXPENSE LIMITATION -- Effective May 1, 2011, the Manager has agreed, to limit the annual expenses of the Funds to 0.05% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Funds for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. Prior to May 1, 2011, the Manager had agreed to waive all fees and reimburse all operation expenses of the Funds, excluding extraordinary expenses and before reductions of expenses paid indirectly. For the six-month period ended June 30, 2011, the Funds incurred reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                    TARGET    TARGET    TARGET   TARGET   TARGET
                                    INCOME     2020      2030     2040     2050
--------------------------------------------------------------------------------
Reimbursable expenses                 $71       $76       $91      $91      $81
Receivable from Manager                25        21        23       22       29

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At June 30, 2011, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

                                  TARGET    TARGET   TARGET    TARGET     TARGET
AFFILIATED USAA FUND              INCOME     2020     2030      2040       2050
--------------------------------------------------------------------------------
Aggressive Growth                   0.5%      1.2%     2.8%      3.6%       1.8%
Emerging Markets                    1.0%      2.4%     5.4%      7.0%       3.5%
Growth                              0.8%      2.1%     4.6%      5.9%       3.0%
High-Yield Opportunities              -       2.0%     2.9%      2.9%         -
Income                              1.9%      2.6%     3.3%      1.4%         -
Income Stock                        0.4%      1.1%     2.5%      3.2%       1.6%
Intermediate-Term Bond              2.6%      3.5%     4.1%        -          -
International                       0.9%      2.1%     4.8%      6.2%       3.2%
Precious Metals and Minerals        0.2%      0.4%     1.0%      1.0%       0.5%
Real Return                         2.5%      4.6%     7.0%      6.8%         -
S&P 500 Index                       0.2%      0.5%     1.2%      1.5%       0.7%
Short-Term Bond                     2.4%      3.3%       -         -          -
Small Cap Stock                     0.8%      2.0%     4.5%      5.9%       3.0%
Value                               1.0%      2.4%     5.4%      7.0%       3.5%

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended June 30, 2011 (in thousands):

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

TARGET INCOME:

                       PURCHASE    SALES     DIVIDEND      REALIZED         MARKET VALUE
AFFILIATED USAA FUND   COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b) 12/31/2010  6/30/2011
--------------------------------------------------------------------------------------------
Aggressive Growth       $1,642       $600        $-          $21         $5,327      $6,760
Emerging Markets         2,635        363         -           (8)         7,423       9,589
Growth                   1,890        504         -            5          6,113       7,861
Income                  16,549      2,532     1,219          (33)        50,040      64,824
Income Stock             1,639        533        41           16          5,656       7,256
Intermediate-Term Bond  11,919      1,846     1,225           (1)        37,835      48,725
International            5,063        850         -           (6)        13,523      18,920
Precious Metals
  and Minerals           1,204        173         -          (19)         3,134       3,899
Real Return              1,117         70        80            -          3,762       4,896
S&P 500 Index            1,765        550        73           14          5,730       7,250
Short-Term Bond         11,910        491       689           (4)        37,923      49,396
Small Cap Stock          1,667        735         -           18          5,601       6,971
Value                    1,666        683         -           24          5,807       7,262

TARGET 2020:

                      PURCHASE    SALES     DIVIDEND      REALIZED         MARKET VALUE
AFFILIATED USAA FUND  COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b) 12/31/2010  6/30/2011
--------------------------------------------------------------------------------------------
Aggressive Growth      $4,010     $1,342        $-          $47         $13,501     $17,159
Emerging Markets        6,005        854         -          (22)         18,807      23,669
Growth                  4,502      1,035         -            8          15,469      19,847
High-Yield
  Opportunities         7,834      4,918     1,202           65          32,500      36,022
Income                 23,229      6,725     1,662          (58)         68,210      85,803
Income Stock            3,970      1,171       102           35          14,317      18,365
Intermediate-Term Bond 16,744      4,049     1,673            -          51,516      65,345
International          11,698      2,226         -          (46)         34,278      46,707
Precious Metals
  and Minerals          2,791        419         -          (45)          7,967       9,648
Real Return             1,946        193       150           (2)          7,155       9,072
S&P 500 Index           4,286      1,219       185           32          14,509      18,349
Short-Term Bond        16,618      1,435       947           (9)         51,638      66,903
Small Cap Stock         3,591      1,656         -           38          14,237      17,252
Value                   4,037      1,557         -           58          14,705      18,381

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                      PURCHASE    SALES     DIVIDEND      REALIZED         MARKET VALUE
AFFILIATED USAA FUND  COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b) 12/31/2010  6/30/2011
--------------------------------------------------------------------------------------------
Aggressive Growth      $9,338     $2,268        $-           $85        $29,243     $38,439
Emerging Markets       15,026      1,585         -           (69)        40,722      53,507
Growth                 10,332      1,281         -            19         33,503      44,511
High-Yield
  Opportunities        13,422      6,891     1,778            70         46,882      54,251
Income                 36,313     11,527     2,133          (108)        85,424     111,629
Income Stock            9,301      1,845       226            59         30,985      41,128
Intermediate-Term Bond 23,449      6,563     1,902             8         57,397      75,574
International          27,993      3,046         -          (119)        74,296     105,688
Precious Metals
  and Minerals          6,673        586         -           (68)        17,210      21,761
Real Return             3,489        383       223            (4)        10,321      13,662
S&P 500 Index          10,001      1,947       409            54         31,398      41,093
Small Cap Stock         8,390      2,584         -            78         30,756      38,901
Value                   9,451      2,680         -           103         31,824      41,165

TARGET 2040:

                      PURCHASE    SALES     DIVIDEND      REALIZED         MARKET VALUE
AFFILIATED USAA FUND  COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b) 12/31/2010  6/30/2011
--------------------------------------------------------------------------------------------
Aggressive Growth     $12,064     $2,265        $-           $70        $36,631     $49,042
Emerging Markets       21,542      2,150         -          (114)        51,003      69,557
Growth                 13,487        935         -             7         41,965      56,936
High-Yield
  Opportunities        14,589      6,507     1,714            39         44,032      52,880
Income                 21,700     12,168       907           (54)        36,631      46,819
Income Stock           12,228      1,825       290            32         38,845      52,591
International          40,255      4,182         -          (197)        92,765     136,982
Precious Metals
  and Minerals          8,363      6,838         -          (208)        21,583      21,483
Real Return             3,917        517       216            (5)         9,693      13,317
S&P 500 Index          12,994      1,818       523            39         39,363      52,547
Small Cap Stock        11,573      2,477         -            74         38,526      50,573
Value                  12,291      2,736         -            85         39,896      52,638

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

TARGET 2050:

                      PURCHASE    SALES     DIVIDEND      REALIZED         MARKET VALUE
AFFILIATED USAA FUND  COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b) 12/31/2010  6/30/2011
--------------------------------------------------------------------------------------------
Aggressive Growth     $7,029       $913        $-            $21        $17,508     $24,888
Emerging Markets      12,498      1,167         -            (73)        24,388      35,310
Growth                 7,937        281         -             (2)        20,053      28,886
Income Stock           7,448        947       146             (7)        18,574      26,699
International         23,469      2,029         -           (111)        44,412      69,908
Precious Metals
  and Minerals         4,905      2,970         -           (105)        10,322      11,445
S&P 500 Index          6,817      2,827       250            (11)        18,822      23,761
Small Cap Stock        6,842      1,032         -             24         18,435      25,696
Value                  7,329      1,228         -             20         19,077      26,723

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                 PERIOD ENDED
                                         JUNE 30,         YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                       ----------------------------------------------------------
                                           2011             2010          2009          2008*
                                       ----------------------------------------------------------
Net asset value at beginning
  of period                            $  10.98         $  10.17       $  8.44        $ 10.00
                                       ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .16              .35           .34            .23(a)
  Net realized and unrealized
    gain (loss)                             .26              .82          1.74          (1.63)(a)
                                       ----------------------------------------------------------
Total from investment operations            .42             1.17          2.08          (1.40)(a)
                                       ----------------------------------------------------------
Less distributions from:
  Net investment income                    (.14)            (.35)         (.34)          (.16)
  Realized capital gains                      -             (.01)         (.01)             -
                                       ----------------------------------------------------------
Total distributions                        (.14)            (.36)         (.35)          (.16)
                                       ----------------------------------------------------------
Net asset value at end of period       $  11.26         $  10.98       $ 10.17        $  8.44
                                       ==========================================================
Total return (%)**                         3.88            11.65         25.04         (14.01)
Net assets at end of period (000)      $244,616         $189,383       $90,849        $22,737
Ratios to average net assets:***(b)
  Expenses (%)(c)                           .02(d)             -             -              -
  Expenses, excluding
    reimbursements (%)(c)                   .08(d)           .12           .32           1.06(d)
  Net investment income (%)                3.00(d)          3.61          4.44           6.31(d)
Portfolio turnover (%)                        5               22            25             20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2011, average net assets were
    $222,412,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                 PERIOD ENDED
                                         JUNE 30,         YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                       ----------------------------------------------------------
                                           2011             2010           2009         2008*
                                       ----------------------------------------------------------
Net asset value at beginning
  of period                            $  11.43         $  10.38       $   8.35       $ 10.00
                                       ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .15              .31            .27           .26(a)
  Net realized and unrealized
    gain (loss)                             .34             1.06           2.08         (1.76)(a)
                                       ----------------------------------------------------------
Total from investment operations            .49             1.37           2.35         (1.50)(a)
                                       ----------------------------------------------------------
Less distributions from:
  Net investment income                       -             (.31)          (.27)         (.15)
  Realized capital gains                      -             (.01)          (.05)            -
                                       ----------------------------------------------------------
Total distributions                           -             (.32)          (.32)         (.15)
                                       ----------------------------------------------------------
Net asset value at end of period       $  11.92         $  11.43       $  10.38       $  8.35
                                       ==========================================================
Total return (%)**                         4.29            13.28          28.12        (14.95)
Net assets at end of period (000)      $458,954         $362,934       $179,660       $39,717
Ratios to average net assets:***(b)
  Expenses (%)(c)                           .02(d)             -              -             -
  Expenses, excluding
    reimbursements (%)(c)                   .05(d)           .08            .18           .73(d)
  Net investment income (%)                2.82(d)          3.56           4.40          7.35(d)
Portfolio turnover (%)                        7               17             34            31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2011, average net assets were
    $420,959,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                 PERIOD ENDED
                                         JUNE 30,         YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                       ----------------------------------------------------------
                                           2011             2010          2009          2008*
                                       ----------------------------------------------------------
Net asset value at beginning
  of period                            $  11.37         $  10.10      $   7.85        $ 10.00
                                       ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .11              .26           .23            .25(a)
  Net realized and unrealized
    gain (loss)                             .44             1.29          2.26          (2.26)(a)
                                       ----------------------------------------------------------
Total from investment operations            .55             1.55          2.49          (2.01)(a)
                                       ----------------------------------------------------------
Less distributions from:
  Net investment income                       -             (.26)         (.23)          (.14)
  Realized capital gains                      -             (.02)         (.01)             -
                                       ----------------------------------------------------------
Total distributions                           -             (.28)         (.24)          (.14)
                                       ----------------------------------------------------------
Net asset value at end of period       $  11.92         $  11.37      $  10.10        $  7.85
                                       ==========================================================
Total return (%)**                         4.84            15.34         31.68         (20.06)
Net assets at end of period (000)      $689,630         $528,152      $256,236        $50,492
Ratios to average net assets:***(b)
  Expenses (%)(c)                           .02(d)             -             -              -
  Expenses, excluding
    reimbursements (%)(c)                   .05(d)           .07           .14            .61(d)
  Net investment income (%)                2.15(d)          3.03          3.96           7.27(d)
Portfolio turnover (%)                        7               21            23             18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2011, average net assets were
    $621,384,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                 PERIOD ENDED
                                         JUNE 30,         YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                       ----------------------------------------------------------
                                           2011             2010           2009         2008*
                                       ----------------------------------------------------------
Net asset value at beginning
  of period                            $  11.01         $   9.60       $   7.37       $ 10.00
                                       ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .06              .18            .16           .21(a)
  Net realized and unrealized
    gain (loss)                             .48             1.41           2.25         (2.72)(a)
                                       ----------------------------------------------------------
Total from investment operations            .54             1.59           2.41         (2.51)(a)
                                       ----------------------------------------------------------
Less distributions from:
  Net investment income                       -             (.18)          (.16)         (.12)
  Realized capital gains                      -                -           (.02)            -
                                       ----------------------------------------------------------
Total distributions                           -             (.18)          (.18)         (.12)
                                       ----------------------------------------------------------
Net asset value at end of period       $  11.55         $  11.01       $   9.60       $  7.37
                                       ==========================================================
Total return (%)**                         4.90            16.60          32.71        (25.05)
Net assets at end of period (000)      $675,105         $501,653       $234,213       $43,742
Ratios to average net assets:***(b)
  Expenses (%)(c)                           .02(d)             -              -             -
  Expenses, excluding
    reimbursements (%)(c)                   .05(d)           .07            .15           .70(d)
  Net investment income (%)                1.21(d)          2.23           2.98          6.61(d)
Portfolio turnover (%)                        8               21             16             4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2011, average net assets were
    $599,412,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED                                 PERIOD ENDED
                                         JUNE 30,         YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                       ----------------------------------------------------------
                                           2011             2010          2009          2008*
                                       ----------------------------------------------------------
Net asset value at beginning
  of period                            $  10.65         $   9.21       $  7.07        $ 10.00
                                       ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .01              .10           .09            .17(a)
  Net realized and unrealized
    gain (loss)                             .50             1.44          2.16          (2.99)(a)
                                       ----------------------------------------------------------
Total from investment operations            .51             1.54          2.25          (2.82)(a)
                                       ----------------------------------------------------------
Less distributions from:
  Net investment income                       -             (.10)         (.09)          (.11)
  Realized capital gains                      -                -          (.02)             -
                                       ----------------------------------------------------------
Total distributions                           -             (.10)         (.11)          (.11)
                                       ----------------------------------------------------------
Net asset value at end of period       $  11.16         $  10.65       $  9.21        $  7.07
                                       ==========================================================
Total return (%)**                         4.79            16.70         31.84         (28.20)
Net assets at end of period (000)      $290,467         $203,734       $88,453        $16,089
Ratios to average net assets:***(b)
  Expenses (%)(c)                           .02(d)             -             -              -
  Expenses, excluding
    reimbursements (%)(c)                   .08(d)           .13           .33           1.55(d)
  Net investment income (%)                 .31(d)          1.29          1.66           5.40(d)
Portfolio turnover (%)                        6               22            23              2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2011, average net assets were
    $253,589,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2011, the Funds had acquired fund fees and expenses ratios of 0.52% for Target Income, 0.57% for Target 2020, 0.65% for Target 2030, 0.72% for Target 2040, and 0.76% for Target 2050.

                                                                     ACTUAL EXPENSES
                             BEGINNING            ENDING           PAID DURING PERIOD**
                           ACCOUNT VALUE       ACCOUNT VALUE        JANUARY 1, 2011 -
                          JANUARY 1, 2011      JUNE 30, 2011          JUNE 30, 2011
                          -------------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00           $1,038.80                 $0.10
Hypothetical*                 1,000.00            1,024.70                  0.10

TARGET 2020
Actual                        1,000.00            1,042.90                  0.10
Hypothetical*                 1,000.00            1,024.70                  0.10

TARGET 2030
Actual                        1,000.00            1,048.40                  0.10
Hypothetical*                 1,000.00            1,024.70                  0.10

TARGET 2040
Actual                        1,000.00            1,049.00                  0.10
Hypothetical*                 1,000.00            1,024.70                  0.10

TARGET 2050
Actual                        1,000.00            1,047.90                  0.10
Hypothetical*                 1,000.00            1,024.70                  0.10

 *  5% return per year before expenses
** Actual expenses equal each Fund's annualized expense ratio of 0.02%, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

    section of the table is based on its actual total return for the current period of January 1, 2011, through June 30, 2011. These total returns equaled 3.88%, 4.29%, 4.84%, 4.90%, and 4.79% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.
*** The Fund's annualized expense ratio of 0.02% above reflects a change effective May 1, 2011, in the rate of the Manager's voluntary expense limitation for the Funds from 0.00% to 0.05% of the Fund's average annual net assets. Had the expense limitation of 0.05% been in effect for the entire six-month period of January 1, 2011, through June 30, 2011, the values in the table above would be shown below.

                                                                  ACTUAL EXPENSES
                             BEGINNING           ENDING         PAID DURING PERIOD***
                           ACCOUNT VALUE      ACCOUNT VALUE      JANUARY 1, 2011 -
                          JANUARY 1, 2011     JUNE 30, 2011         JUNE 30, 2011
                          -----------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00          $1,038.50               $0.25
Hypothetical*                 1,000.00           1,024.55                0.25

TARGET 2020
Actual                        1,000.00           1,042.60                0.25
Hypothetical*                 1,000.00           1,024.55                0.25

TARGET 2030
Actual                        1,000.00           1,048.10                0.25
Hypothetical*                 1,000.00           1,024.55                0.25

TARGET 2040
Actual                        1,000.00           1,048.70                0.25
Hypothetical*                 1,000.00           1,024.55                0.25

TARGET 2050
Actual                        1,000.00           1,047.60                0.25
Hypothetical*                 1,000.00           1,024.55                0.25

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

ADVISORY AGREEMENT

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Funds.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including the fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that each Funds' management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was equal to the median of its respective expense group and its respective expense universe. The Board noted that the Manager does not receive a management fee from the Funds.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, for each Fund was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates, including the high quality of services provided by the Manager and the Manager's current voluntary undertakings to maintain expense limitations for the Funds.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of each Fund was above the average of its respective performance universe and its respective Lipper index for the one-year period ended December 31, 2010. The Board also noted that the Target Retirement Income and Target Retirement 2030 Funds' percentile performance ranking was in the top 15% of its respective performance universe for the one-year period ended December 31, 2010, that the Target Retirement 2040 and Target Retirement 2050 Funds' percentile performance rankings were in the top 10% of their respective performance universe for the one-year period ended December 31, 2010, and that Target Retirement 2020 Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2010. The Board also took into account management's discussion of the Funds' performance since their inception date on July 31, 2008. The Board also took into account the fact that the Funds have a limited performance history because they only recently commenced operations.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds.

The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                                  Christopher W. Claus
                                          Barbara B. Dreeben
                                          Robert L. Mason, Ph.D.
                                          Barbara B. Ostdiek, Ph.D.
                                          Michael F. Reimherr
                                          Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                            USAA Investment Management Company
INVESTMENT ADVISER,                       P.O. Box 659453
UNDERWRITER, AND                          San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                            USAA Shareholder Account Services
                                          9800 Fredericksburg Road
                                          San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                             State Street Bank and Trust Company
ACCOUNTING AGENT                          P.O. Box 1713
                                          Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                               Ernst & Young LLP
REGISTERED PUBLIC                         100 West Houston St., Suite 1800
ACCOUNTING FIRM                           San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                               Under "Products & Services"
SELF-SERVICE 24/7                         click "Investments," then
AT USAA.COM                               "Mutual Funds"

OR CALL                                   Under "My Accounts" go to
(800) 531-USAA                            "Investments." View account balances,
        (8722)                            or click "I want to...," and select
                                          the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   88219-0811                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.